FAIR VALUE MEASUREMENTS - Fair value hierarchy for liabilities (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	$ 30,174,000	$ 33,660,000
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	8,280,000	18,975,000
Private placement warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities		14,685,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	8,280,000	18,975,000
Level 1 | Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	8,280,000	18,975,000
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities	$ 21,894,000	14,685,000
Level 3 | Private placement warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total warrant liabilities		$ 14,685,000